Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Earning per Share
The factors used in the earnings per share computation follow:

	Year Ended December 31,
	2014	2013
Basic
Net income available to common shareholders	$8,314	$4,452
Less: earnings allocated to participating securities	(94)	(20)

Net income allocated to common shareholders	$8,220	$4,432

Weighted average common shares outstanding including participating securities	6,320,316	3,933,731
Less: Participating securities	(71,586)	(17,563)

Average shares	6,248,730	3,916,168

Basic earnings per common share	$1.32	$1.13

Diluted
Net income allocated to common shareholders	$8,220	$4,432
Weighted average common shares outstanding for basic earnings per common share	6,248,730	3,916,168
Add: Dilutive effects of assumed exercises of stock options	230,290	102,027
Add: Dilutive effects of assumed exercises of stock warrants	6,810	2,481

Average shares and dilutive potential common shares	6,485,830	4,020,676

Dilutive earnings per common share	$1.27	$1.10